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                                               Filed Pursuant to Rule 497(c)
                                               Registration File No.: 33-16245


                  VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST

                      SUPPLEMENT DATED SEPTEMBER 18, 2002
                      TO THE PROSPECTUS DATED MAY 1, 2002

                  On September 18, 2002, the shareholders of Value Line Strategic Asset Management Trust (the "Trust") approved the adoption of a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. As a result of this action by the shareholders, certain changes to the Fund's prospectus are necessary. These changes are described below.

                  1. On page 4, replace the section entitled "What are the Trust's fees and expenses?" with the following

WHAT ARE THE TRUST'S FEES AND EXPENSES?

                  These tables describe the fees and expenses you pay in connection with an investment in the Trust.

                  SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


---------------------------------------------------------------------------------
    MAXIMUM SALES CHARGES (LOAD) IMPOSED ON PURCHASES AS A PERCENTAGE OF     NONE
    OFFERING PRICE
---------------------------------------------------------------------------------
    MAXIMUM DEFERRED SALES CHARGES (LOAD) AS A PERCENTAGE OF ORIGINAL        NONE
    PURCHASE PRICE OR REDEMPTION PRICE, WHICHEVER IS LOWER
---------------------------------------------------------------------------------
    MAXIMUM SALES CHARGES (LOAD) IMPOSED ON REINVESTED DIVIDENDS             NONE
---------------------------------------------------------------------------------
    REDEMPTION FEE                                                           NONE
---------------------------------------------------------------------------------
    EXCHANGE FEE                                                             NONE
---------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM THE TRUST'S ASSETS)


---------------------------------------------------
  MANAGEMENT FEES                             0.50%
---------------------------------------------------
  DISTRIBUTION AND SERVICE (12B-1) FEES*      0.25%
---------------------------------------------------
  OTHER EXPENSES                              0.06%
---------------------------------------------------
  TOTAL ANNUAL TRUST OPERATING EXPENSES**     0.81%
---------------------------------------------------

* The Service and Distribution Plan (12b-1 plan) became effective September 18, 2002. Because these fees are paid out of the Trust's assets on an ongoing basis, over time these fees will increae the cost of your investment and may cost you more than if you paid other types of sales charges.

**   Computed assuming the 12b-1 plan was in effect for the entire year.

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                  EXAMPLE

                  This example is intended to help you compare the cost of investing in the Trust to the cost of investing in other mutual funds. We show the cumulative amount of Trust expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown assuming that the Trust's operating expenses remain the same. The expenses indicated for each period would be the same whether you sold your shares at the end of each period or continued to hold them. This is an example only, and your actual costs may be greater or less than those shown here. Based on these assumptions, your costs would be:


                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------------
  VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST   $83      $259      $450      $1,002
--------------------------------------------------------------------------------------

                  2. On page 11, under "ABOUT YOUR ACCOUNT," add the following:


SERVICE AND DISTRIBUTION PLAN

                  In accordance with Rule 12b-1 of the Investment Company Act of 1940, the Trust has adopted a Service and Distribution Plan. Under the Plan, the Trust will pay to Value Line Securities, Inc., the Trust's distributor (the "Distributor"), a fee at an annual rate of 0.40% of the Trust's average daily net assets. The fee is paid to finance activities of the Distributor, principally intended to result in the sale of shares of the Trust. These activities include, among other things: providing incentives and compensation to GIAC to make the Trust available to the owners of Contracts and to provice personal services to those owners who fund their Contracts with shares of the Trust; providing administrative support services to the Trust in connection with the distribution of the Trust's shares for use in funding Contracts; paying costs incurred in conjunction with marketing Trust shares, such as the expense incurred by GIAC, the Distributor, or affiliates of the Distributor of preparing, printing and distributing disclosure documents and promotional materials in connection with the funding of Contracts with Trust shares; holding seminars and sales meetings designed to promote the distribution of Contracts funded with Trust shares, to the extent permitted by applicable laws, rules or regulations; and training sales personnel of GIAC regarding the Trust.


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                  Because Rule 12b-1 fees are paid out of the Trust's assets and on an ongoing basis, over time these fees will increase the cost of the your investment and may cost you more than paying other types of sales charges.


                  From time to time, the Adviser or the Distributor, directly or through an affiliate, may use its own resources to pay promotional and administrative expenses in connection with the offer and sale of Trust shares, or to make payments to third parties that provide assistance in selling Trust shares or that provide support services to owners of Contracts. These amounts would be in addition to amounts paid by the Trust.


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

                  VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST


                      SUPPLEMENT DATED SEPTEMBER 18, 2002
         TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2002

On September 18, 2002, the shareholders of Value Line Strategic Asset Management Trust (the "Trust") approved certain changes to the Trust's fundamental investment policies and approved the adoption of a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. As a result of these actions by the shareholders, certain changes to the Trust's Statement of Additional Information are necessary. These changes are described below.

1. On page B-10, under "DESCRIPTION OF THE TRUST AND ITS INVESTMENTS AND RISKS," replace the section entitled "Trust Policies" with the following


     TRUST POLICIES.

       (i) The Trust may not issue senior securities except evidences of indebtedness permitted under clause (ii) below.

       (ii) The Trust may not borrow money, except that the Trust may (a) enter into commitments to purchase securities and instruments in accordance with its investment program, including when-issued and delayed-delivery transactions, and reverse repurchase agreements, provided that the total amount of any borrowing does not exceed 10% of the Trust's total assets at the time of the transaction; and (b) borrow money in an amount not to exceed 10% of the value of its total assets at the time the loan is made. Borrowings representing more than 10% of a Trust's total assets must be repaid before the Trust may make additional investments.

       (iii) The Trust may not engage in the underwriting of securities except to the extent that the Trust may be deemed to be an underwriter as to restricted securities under the Securities Act of 1933 in selling portfolio securities.

       (iv) The Trust may not invest 25% or more of its assets in securities of issuers in any one industry. For the purpose of this restriction, gas, electric, water and telephone utilities will each be treated as a separate industry.

       (v) The Trust may not invest in real estate, mortgages or illiquid securities of real estate investment trusts although the Trust may purchase securities of issuers which engage in real estate operations.

       (vi) The Trust may not lend money except in connection with the purchase of debt obligations or by investment in repurchase agreements. The Trust may lend its portfolio securities to broker-dealers and institutional investors if as a result thereof the aggregate value of all securities loaned does not exceed 33-% of the total assets of the Trust.

       (vii) The Trust may not engage in arbitrage transactions, short sales, purchases on margin or participate on a joint or joint and several bases in any trading account in securities except that these prohibitions will not apply to futures contracts or options on futures contracts entered into by the Trust for permissible purposes or to margin payments made in connection with such contracts.

       (viii) The Trust may not purchase or sell any put or call options or any combination thereof except that the Trust may write and sell covered call option contracts on securities owned by the


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

    Trust. The Trust may also purchase call options for the purpose of terminating its outstanding obligations with respect to securities upon which covered call option contracts have been written (i.e., "closing purchase transactions"). The Trust may also purchase and sell put and call options on stock index futures contracts.

       (ix) With respect to securities comprising 75% of the value of its total assets, the Trust will not purchase securities of any one issuer (other than cash, cash items, securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities, and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Trust would own more than 10% of the outstanding voting securities of that issuer.

       (x) The Trust may not invest in commodities or commodity contracts except the Trust may invest in stock index futures contracts and options on stock index futures contracts.

       (xi) The primary investment objective of the Trust is to achieve a high total investment return consistent with reasonable risk.

       If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from changes in values or assets will not be considered a violation of the restriction. For purpose of industry classifications, the Trust follows the industry classifications in the Value Line Investment Survey.

       The policies set forth above may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Trust which means the lesser of (1) the holders of more than 50% of the outstanding shares of capital stock of the Trust or (2) 67% of the shares present if more than 50% of the shares are present at a meeting in person or by proxy.

       The following investment policies are considered non-fundamental and can be changed by the Board of Trustee without the approval of shareholders. Shareholders will be notified of any changes to any of these non-fundamental investment policies.

       (i) The Trust does not intend to borrow money for leveraging purposes.

       (ii) The Trust may not purchase shares of other investment companies, except (i) the Trust may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies or (ii) in connection with a reorganization, merger or consolidation with another open-end investment company.

       (iii) The Trust will not enter into repurchase agreements with maturities in excess of seven days or purchase other illiquid securities if immediately after, and as a result of, such purchase the value of such securities would exceed, in the aggregate, 10% of the Trust's net assets.

2. On page B-18, just prior to the section entitled "TAXES," add the following new section:


                         SERVICE AND DISTRIBUTION PLAN

    The Trust has adopted a Rule 12b-1 Service and Distribution Plan, pursuant to which the Trust pays the Distributor a service and distribution fee of 0.40%. The Distributor may use Rule 12b-1 fees to pay for activities primarily intended to result in the sale of Trust shares, including but not limited to:


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

    (i) costs of printing and distributing the Trust's prospectus, statement of additional information and reports to prospective owners of Contracts;
    (ii) costs involved in preparing, printing and distributing promotional and sales literature in connection with the funding of Contracts with shares of the Trust; (iii) providing incentives and compensation to GIAC to make the Trust available to owners of Contracts and for providing personal services to owners who fund their Contracts with shares of the Trust; and (iv) providing administrative support services to the Trust in connection with the distribution of the Trust's shares for use by GIAC in funding Contracts.

    The Plan specifically recognizes that either the Adviser or the Distributor, directly or through an affiliate, may use its fee revenue, past profits, or other resources, without limitation, to pay promotional and administrative expenses in connection with the offer and sale of Trust shares. In addition, the Plan provides that the Adviser and the Distributor may use their respective resources, including fee revenues, to make payments to third parties that provide assistance in selling shares of the Trust or that provide support services to owners of Contracts.

    The Plan was approved by the Trustees, including the Trustees who are not "interested persons," at a meeting called for that purpose and by the shareholders of the Trust. As required by Rule 12b-1, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan prior to its approval, and have determined that there is a reasonable likelihood that the Plan will benefit the Trust and its shareholders. To the extent that the Plan helps expand the size of the Trust by attracting new owners of Contracts to the Trust and encouraging additional investments by existing owners of Contracts, economies of scale may be achieved.


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